Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Number Of Shares Outstanding [Abstract]
Average basic shares	46,318	46,115	45,858
Stock options	26	42	52
Performance shares	231	254	271
Restricted stock units	183	144	110
Average diluted shares	46,758	46,555	46,291